Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 3,063	$ 1,650
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5%	812	437
Income taxes recorded at rates different from the Canadian tax rate	(314)	(226)
Tax losses for which no benefit is recognized	10	77
Net non-taxable foreign exchange and other gains and losses	35	(86)
Tax expense (benefit) on changes in statutory intercompany investment values	17	(50)
(Recognition) derecognition of tax losses that arose in prior years due to changes in statutory intercompany investment values	(17)	50
Provision for uncertain tax positions	(26)	30
(Recognition) derecognition of tax assets that arose in prior years	(16)	68
Recognition of tax attributes of foreign subsidiaries	(6)	(29)
Impact of changes in tax laws and rates	(100)	(13)
Research and development credits	(12)	(13)
Other adjustments related to prior years	24	6
Withholding taxes	5	4
Other differences	5	4
Total tax expense	$ 417	$ 259